[graphic: Midas Funds, Discovering Opportunities]



Bull & Bear Gold Investors Ltd.
Supplement Dated June 30, 1999 to the
Prospectus dated September 2, 1998

Bull & Bear Dollar Reserves
Supplement Dated June 30, 1999 to the
Prospectus dated September 3, 1998

Bull & Bear Special Equities Fund, Inc.
Supplement Dated June 30, 1999 to the
Prospectus dated May 1, 1999

Bull & Bear U.S. and Overseas Fund
Supplement Dated June 30, 1999 to the
Prospectus dated May 1, 1999

Rockwood Fund, Inc.
Supplement Dated June 30, 1999 to the
Prospectus dated May 10, 1999

     On June 30, 1999, the Bull & Bear Funds and Rockwood Fund changed their names and became part of the Midas Funds family:


Old Name
--------------------------------------------------------------------------------
Bull & Bear Funds I, Inc., whose sole series is Bull &
Bear U.S. and Overseas Fund
Bull & Bear Funds II, Inc., whose sole series is Bull &
Bear Dollar Reserves
Bull & Bear Gold Investors Ltd.
Bull & Bear Special Equities Fund, Inc.
Rockwood Fund, Inc.


New Name
----------------------------------
Midas U.S. and Overseas Fund Ltd.

Dollar Reserves, Inc.

Midas Investors Ltd.
Midas Special Equities Fund, Inc.
Midas Magic, Inc.


            Current per share prices for the Funds will be found under "Midas Funds" in the mutual fund section of The Wall Street Journal and other leading newspapers.

            Shareholders  of the  Funds can now call  toll-free  1-800-400-MIDAS
(6432) to speak to an Investor Service Representative or 1-888-503-VOICE (8642) for 24 hour automated touch-tone telephone services. Shareholders can also visit www.midasfunds.com to access their account online, purchase and redeem shares, and exchange between the Midas Funds.